Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
December 31, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.4%
	Basic Materials — 0.8%
85,189	Westlake Corporation	$11,923,052
	Communications — 11.2%
414,938	Alphabet, Inc. - Class A (a)	57,962,689
465,667	Cisco Systems, Inc.	23,525,497
500,902	Comcast Corporation - Class A	21,964,553
154,745	Etsy, Inc. (a)	12,542,082
138,855	GoDaddy, Inc. - Class A (a)	14,740,847
150,447	Omnicom Group, Inc.	13,015,170
173,960	T-Mobile US, Inc.	27,891,007
		171,641,845
	Consumer, Cyclical — 13.1%
4,847	AutoZone, Inc. (a)	12,532,452
52,183	Cummins, Inc.	12,501,481
73,645	Darden Restaurants, Inc.	12,099,874
19,400	Deckers Outdoor Corporation (a)	12,967,542
96,355	Dick's Sporting Goods, Inc.	14,159,367
87,194	Home Depot, Inc.	30,217,081
211,856	LKQ Corporation	10,124,598
87,551	Lowe's Companies, Inc.	19,484,475
1,755	NVR, Inc. (a)	12,285,790
151,416	PACCAR, Inc.	14,785,772
96,544	Ross Stores, Inc.	13,360,724
26,353	Ulta Beauty, Inc. (a)	12,912,706
47,443	Vail Resorts, Inc.	10,127,657
67,702	Williams-Sonoma, Inc.	13,660,910
		201,220,429
	Consumer, Non-cyclical — 31.2% (b)
182,470	Abbott Laboratories	20,084,473
199,649	AbbVie, Inc.	30,939,606
430,302	Altria Group, Inc.	17,358,383
62,244	Amgen, Inc.	17,927,517
63,546	Automatic Data Processing, Inc.	14,804,312
430,718	Bristol-Myers Squibb Company	22,100,141
65,566	Cigna Corporation	19,633,739
298,094	CVS Health Corporation	23,537,502
42,583	Elevance Health, Inc.	20,080,439
42,214	FleetCor Technologies, Inc. (a)	11,930,099
188,060	General Mills, Inc.	12,250,228
133,539	Henry Schein, Inc. (a)	10,110,238
271,276	Hormel Foods Corporation	8,710,672
43,354	ICON plc (a)	12,272,217
83,711	J.M. Smucker Company	10,579,396
83,264	Jazz Pharmaceuticals plc (a)	10,241,472
204,867	Johnson & Johnson	32,110,854
275,230	Kroger Company	12,580,763
31,003	McKesson Corporation	14,353,769
247,468	PayPal Holdings, Inc. (a)	15,197,010
214,165	Philip Morris International, Inc.	20,148,643
16,485	Regeneron Pharmaceuticals, Inc. (a)	14,478,611
135,737	Robert Half, Inc.	11,933,997
179,278	Sysco Corporation	13,110,600
27,445	United Rentals, Inc.	15,737,512
77,132	UnitedHealth Group, Inc.	40,607,683
37,673	Vertex Pharmaceuticals, Inc. (a)	15,328,767
244,490	WillScot Mobile Mini Holdings Corporation (a)	10,879,805
		479,028,448
	Energy — 2.0%
121,155	Chesapeake Energy Corporation	9,321,666
80,901	Diamondback Energy, Inc.	12,546,127
5,725	Texas Pacific Land Corporation	9,002,276
		30,870,069
	Financial — 6.7%
47,883	Ameriprise Financial, Inc.	18,187,400
23,681	BlackRock, Inc.	19,224,235
148,435	Brown & Brown, Inc.	10,555,213
148,244	CBRE Group, Inc. - Class A (a)	13,800,034
62,238	CME Group, Inc.	13,107,323
119,925	Intercontinental Exchange, Inc.	15,401,968
226,613	Nasdaq, Inc.	13,175,280
		103,451,453
	Industrial — 16.8%
154,852	3M Company	16,928,421
150,585	A.O. Smith Corporation	12,414,227
96,400	Allegion plc	12,212,916
73,464	AMETEK, Inc.	12,113,479
405,859	CSX Corporation	14,071,132
58,901	General Dynamics Corporation	15,294,823
32,828	Hubbell, Inc.	10,798,114
167,916	Ingersoll Rand, Inc.	12,986,623
82,149	Jabil, Inc.	10,465,783
201,732	Knight-Swift Transportation Holdings, Inc.	11,629,850
54,954	Lincoln Electric Holdings, Inc.	11,950,297
37,614	Lockheed Martin Corporation	17,048,168
196,495	Masco Corporation	13,161,235
78,314	Middleby Corporation (a)	11,525,471
137,328	Otis Worldwide Corporation	12,286,736
80,112	Owens Corning	11,875,002
66,648	Packaging Corporation of America	10,857,626
32,322	Parker-Hannifin Corporation	14,890,745
40,778	Snap-on, Inc.	11,778,318
58,274	Trane Technologies plc	14,213,028
		258,501,994
	Technology — 17.6%
118,039	Amdocs, Ltd.	10,374,448
110,863	Applied Materials, Inc.	17,967,565
42,846	Broadcom, Inc.	47,826,847
165,521	Cognizant Technology Solutions Corporation - Class A	12,501,801
365,446	Dropbox, Inc. - Class A (a)	10,773,348
90,079	Electronic Arts, Inc.	12,323,708
40,162	EPAM Systems, Inc. (a)	11,941,769
232,253	Fidelity National Information Services, Inc.	13,951,438
119,671	Fiserv, Inc. (a)	15,897,096
192,053	Fortinet, Inc. (a)	11,240,862
26,191	KLA Corporation	15,224,828
21,028	Lam Research Corporation	16,470,391
160,915	Microchip Technology, Inc.	14,511,315
137,247	NetApp, Inc.	12,099,696
97,169	Paychex, Inc.	11,573,800
104,134	Qorvo, Inc. (a)	11,726,530
111,306	Skyworks Solutions, Inc.	12,513,021
203,043	SS&C Technologies Holdings, Inc.	12,407,958
		271,326,421
	TOTAL COMMON STOCKS (Cost $1,355,333,587)	1,527,963,711

	SHORT-TERM INVESTMENTS — 0.5%
6,908,179	First American Government Obligations Fund - Class X, 5.29% (c)	6,908,179
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,908,179)	6,908,179

	TOTAL INVESTMENTS (Cost $1,362,241,766) — 99.9%	1,534,871,890
	Other Assets in Excess of Liabilities — 0.1%	1,794,487
	NET ASSETS — 100.0%	$1,536,666,377

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c) Rate shown is the annualized seven-day yield as of December 31, 2023.

Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:

Distillate U.S. Fundamental Stability & Value ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$1,527,963,711	$–	$–	$1,527,963,711
Short-Term Investments	6,908,179	–	–	6,908,179
Total Investments in Securities	$1,534,871,890	$–	$–	$1,534,871,890

(a) See Schedule of Investments for breakout of investments by sector classifications.

For the period ended December 31, 2023, the Fund did not recognize any transfers to or from Level 3.